Financial Instruments and Fair Value Measurements - Summary of Debt Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Amortized Cost
Due in one year or less	$ 29,315
Due after one year through five years	20,435
Debt securities, amortized cost	49,750	$ 0
Fair Value
Due in one year or less	29,317
Due after one year through five years	20,485
Debt securities, fair value	$ 49,802